RR Supplement Capital Opportuniies Fund	Total
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2015
Registrant Name	PUTNAM INVESTMENT FUNDS
Central Index Key	0000932101
Amendment Flag	false
Trading Symbol	PIF
Document Creation Date	Aug. 27, 2015
Document Effective Date	Apr. 15, 2016
Prospectus Date	Apr. 15, 2016
Supplement Text

Prospectus Supplement	April 1, 2016

Putnam Capital Opportunities Fund Prospectus dated August 30, 2015

The sub-section “Average annual total returns after sales charges” in the section Investments, risks and performance under the Fund summary section is deleted in its entirety and replaced with the following:

Average annual total returns after sales charges (for periods ending 12/31/14)

Share class	1 year	5 years	10 years

Class A before taxes	0.93%	13.50%	7.62%

Class A after taxes on distributions	-2.67%	12.66%	6.54%

Class A after taxes on distributions and sale of fund shares	3.27%	10.81%	6.08%

Class B before taxes	1.85%	13.79%	7.61%

Class C before taxes	5.41%	14.00%	7.45%

Class M before taxes	2.83%	13.49%	7.33%

Class R before taxes	6.77%	14.58%	7.99%

Class R5 before taxes*	7.49%	15.22%	8.56%

Class R6 before taxes*	7.53%	15.27%	8.59%

Class Y before taxes	7.42%	15.16%	8.54%

Russell 2000 Index (no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%

As of April 1, 2016, the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) replaced the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2500 Index for the one-, five-, and ten-year periods ended on December 31, 2014 were 7.07%, 16.36%, and 8.72%, respectively.

* Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Putnam Investments	300355 4/16